FINANCIAL INSTRUMENTS - Foreign Currency Risk Management (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	66.67%
Devaluation of foreign exchange, percent	27.70%	355.70%
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	806.95	177.06
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average foreign exchange rate | $ / $	969.00	806.95
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (48,881)
% Increase, Amount	2,931
% Decrease, Amount	(5,432)
Currency risk | Argentine pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 10,816
% Increase	30.00%
% Increase, Amount	$ (2,496)
% Decrease	10.00%
% Decrease, Amount	$ 1,202
Currency risk | Australian Dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (5,115)
% Increase	10.00%
% Increase, Amount	$ 465
% Decrease	10.00%
% Decrease, Amount	$ (568)
Currency risk | Chilean pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 1,660
% Increase	10.00%
% Increase, Amount	$ (151)
% Decrease	10.00%
% Decrease, Amount	$ 184
Currency risk | Colombian pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (49,077)
% Increase	10.00%
% Increase, Amount	$ 4,462
% Decrease	10.00%
% Decrease, Amount	$ (5,453)
Currency risk | Danish Krone
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (2,336)
% Increase	10.00%
% Increase, Amount	$ 212
% Decrease	10.00%
% Decrease, Amount	$ (260)
Currency risk | European Union euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 9,065
% Increase	10.00%
% Increase, Amount	$ (824)
% Decrease	10.00%
% Decrease, Amount	$ 1,007
Currency risk | Indian Rupees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (24,608)
% Increase	10.00%
% Increase, Amount	$ 2,237
% Decrease	10.00%
% Decrease, Amount	$ (2,734)
Currency risk | Mexican pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (2,816)
% Increase	10.00%
% Increase, Amount	$ 256
% Decrease	10.00%
% Decrease, Amount	$ (313)
Currency risk | Polish złoty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 1,291
% Increase	10.00%
% Increase, Amount	$ (117)
% Decrease	10.00%
% Decrease, Amount	$ 143
Currency risk | Sterling pound
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (5,575)
% Increase	10.00%
% Increase, Amount	$ 507
% Decrease	10.00%
% Decrease, Amount	$ (619)
Currency risk | Saudi Riyal
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ 26,498
% Increase	10.00%
% Increase, Amount	$ (2,409)
% Decrease	10.00%
% Decrease, Amount	$ 2,944
Currency risk | Uruguayan pesos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount	$ (8,684)
% Increase	10.00%
% Increase, Amount	$ 789
% Decrease	10.00%
% Decrease, Amount	$ (965)